Document and Entity Information	0 Months Ended
Oct. 29, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Oct. 29, 2014
Entity Registrant Name	EveryWare Global, Inc.
Entity Central Index Key	0001532543
Entity Filer Category	Smaller Reporting Company